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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, Virginia	23510-1666
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President
Date	August 25, 2020

*	Print the name and title of each signing officer under his or her signature.

EXHIBIT A

WSTCM Global Allocation Risk-Managed Fund (Previously Sector Select Risk-Managed Fund)

PROXY VOTING RECORD - July 1, 2019 - June 30, 2020

Vote Summary

INVESCO
Security		46137V324		Meeting Type		Special
Ticker Symbol		RGI		Meeting Date		19-Aug-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Ronn R. Bagge	For	For	For	None	None
	2	Todd J. Barre	For	For	For	None	None
	3	Kevin M. Carome	For	For	For	None	None
	4	E. P. Giambastiani, Jr.	For	For	For	None	None
	5	Victoria J. Herget	For	For	For	None	None
	6	Marc M. kole	For	For	For	None	None
	7	Yung Bong Lim	For	For	For	None	None
	8	Joanne Pace	For	For	For	None	None
	9	Gary R. Wicker	For	For	For	None	None
	10	Donald H. Wilson	For	For	For	None	None

INVESCO
Security		46137V373		Meeting Type		Special
Ticker Symbol		RHS		Meeting Date		19-Aug-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Ronn R. Bagge	For	For	For	None	None
	2	Todd J. Barre	For	For	For	None	None
	3	Kevin M. Carome	For	For	For	None	None
	4	E. P. Giambastiani, Jr.	For	For	For	None	None
	5	Victoria J. Herget	For	For	For	None	None
	6	Marc M. kole	For	For	For	None	None
	7	Yung Bong Lim	For	For	For	None	None
	8	Joanne Pace	For	For	For	None	None
	9	Gary R. Wicker	For	For	For	None	None
	10	Donald H. Wilson	For	For	For	None	None

INVESCO
Security		46137V274		Meeting Type		Special
Ticker Symbol		RYU		Meeting Date		19-Aug-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Ronn R. Bagge	For	For	For	None	None
	2	Todd J. Barre	For	For	For	None	None
	3	Kevin M. Carome	For	For	For	None	None
	4	E. P. Giambastiani, Jr.	For	For	For	None	None
	5	Victoria J. Herget	For	For	For	None	None
	6	Marc M. kole	For	For	For	None	None
	7	Yung Bong Lim	For	For	For	None	None
	8	Joanne Pace	For	For	For	None	None
	9	Gary R. Wicker	For	For	For	None	None
	10	Donald H. Wilson	For	For	For	None	None

INVESCO
Security		46137V332		Meeting Type		Special
Ticker Symbol		RYH		Meeting Date		19-Aug-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Ronn R. Bagge	For	For	For	None	None
	2	Todd J. Barre	For	For	For	None	None
	3	Kevin M. Carome	For	For	For	None	None
	4	E. P. Giambastiani, Jr.	For	For	For	None	None
	5	Victoria J. Herget	For	For	For	None	None
	6	Marc M. kole	For	For	For	None	None
	7	Yung Bong Lim	For	For	For	None	None
	8	Joanne Pace	For	For	For	None	None
	9	Gary R. Wicker	For	For	For	None	None
	10	Donald H. Wilson	For	For	For	None	None

FIRST AMERICAN FUNDS, INC.
Security		31846V542		Meeting Type		Special
Ticker Symbol		FUZXX		Meeting Date		29-Aug-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	David K. Baumgardner	For	For	For	None	None
	2	Mark E. Gaumond	For	For	For	None	None
	3	Roger A. Gibson	For	For	For	None	None
	4	Jennifer J. McPeek	For	For	For	None	None
	5	C. David Myers	For	For	For	None	None
	6	Richard K. Riederer	For	For	For	None	None
	7	P. Kelly Tompkins	For	For	For	None	None

JPMORGAN DIVERSIFIED RETURN
Security		46641Q837		Meeting Type		Special
Ticker Symbol		JPST		Meeting Date		10-Oct-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	To approve a new management agreement for the Fund.	Management	For	For	For	None	None

WSTCM Credit Select Risk-Managed Fund

PROXY VOTING RECORD - July 1, 2019 - June 30, 2020

Vote Summary

INVESCO
Security		46138E719		Meeting Type		Special
Ticker Symbol		PHB		Meeting Date		19-Aug-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Ronn R. Bagge	For	For	For	None	None
	2	Todd J. Barre	For	For	For	None	None
	3	Kevin M. Carome	For	For	For	None	None
	4	E. P. Giambastiani, Jr.	For	For	For	None	None
	5	Victoria J. Herget	For	For	For	None	None
	6	Marc M. kole	For	For	For	None	None
	7	Yung Bong Lim	For	For	For	None	None
	8	Joanne Pace	For	For	For	None	None
	9	Gary R. Wicker	For	For	For	None	None
	10	Donald H. Wilson	For	For	For	None	None

LORD ABBETT INVESTMENT TRUST
Security		543916134		Meeting Type		Special
Ticker Symbol		LFRIX		Meeting Date		26-Aug-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Eric C. Fast	For	For	For	None	None
	2	Evelyn E. Guernsey	For	For	For	None	None
	3	Julie A. Hill	For	For	For	None	None
	4	Kathleen M. Lutito	For	For	For	None	None
	5	James M. McTaggart	For	For	For	None	None
	6	Charles O. Prince	For	For	For	None	None
	7	Karla M. Rabusch	For	For	For	None	None
	8	Mark A. Schmid	For	For	For	None	None
	9	Douglas B. Sieg	For	For	For	None	None
	10	James L.L. Tullis	For	For	For	None	None

FIRST AMERICAN FUNDS, INC.
Security		31846V542		Meeting Type		Special
Ticker Symbol		FUZXX		Meeting Date		29-Aug-2019
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	David K. Baumgardner	For	For	For	None	None
	2	Mark E. Gaumond	For	For	For	None	None
	3	Roger A. Gibson	For	For	For	None	None
	4	Jennifer J. McPeek	For	For	For	None	None
	5	C. David Myers	For	For	For	None	None
	6	Richard K. Riederer	For	For	For	None	None
	7	P. Kelly Tompkins	For	For	For	None	None

CREDIT SUISSE ASSET MANAGEMENT INCOME FD
Security		224916106		Meeting Type		Annual
Ticker Symbol		CIK		Meeting Date		14-Apr-2020
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Jeffrey E. Garten	For	For	For	None	None
	2	Steven N. Rappaport	For	For	For	None	None